Statement of Additional Information Supplement
American Century Asset Allocation Portfolios, Inc.
Statement of Additional Information dated December 1, 2024

American Century Strategic Asset Allocations, Inc.
Statement of Additional Information dated December 1, 2024

Supplement dated October 17, 2025

Brian Garbe, Vice President and Senior Portfolio Manager, has announced his plans to retire. As a result, he will no longer serve as a portfolio manager for the funds effective December 31, 2025.

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